United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7309

(Investment Company Act File Number)

Federated Total Return Government Bond Fund

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/28/16

Date of Reporting Period: Quarter ended 11/30/15

Item 1. Schedule of Investments

Federated Total Return Government Bond Fund
Portfolio of Investments
November 30, 2015 (unaudited)
Principal Amount or Shares			Value
		U.S. TREASURY—35.7%
		U.S. Treasury Bonds—11.4%
$5,750,000		2.500%, 2/15/2045	$5,185,931
6,500,000		2.750%, 8/15/2042	6,233,737
4,000,000		2.875%, 8/15/2045	3,910,000
3,500,000		3.000%, 11/15/2044 - 5/15/2045	3,503,893
2,000,000		3.125%, 2/15/2043	2,058,750
18,250,000		3.625%, 8/15/2043	20,648,639
14,000,000		4.375%, 5/15/2041	17,739,532
2,250,000		4.625%, 2/15/2040	2,943,457
5,500,000		4.750%, 2/15/2037 - 2/15/2041	7,335,404
		TOTAL	69,559,343
		U.S. Treasury Notes—24.3%
18,000,000		0.500%, 2/28/2017 - 4/30/2017	17,927,909
6,000,000		0.750%, 10/31/2017	5,979,375
12,000,000		1.000%, 5/15/2018	11,970,703
39,000,000	[1]	1.375%, 2/29/2020 - 10/31/2020	38,581,653
9,000,000		1.500%, 11/30/2019	8,999,883
15,000,000	[1]	1.625%, 12/31/2019 - 11/15/2022	15,008,516
5,000,000		1.875%, 10/31/2022	4,961,133
33,200,000		2.000%, 8/15/2025	32,546,531
2,000,000		2.625%, 11/15/2020	2,086,849
10,000,000		2.750%, 2/15/2024	10,478,125
		TOTAL	148,540,677
		TOTAL U.S. TREASURY (IDENTIFIED COST $212,147,659)	218,100,020
		ADJUSTABLE RATE MORTGAGES—0.0%
		Federal Home Loan Mortgage Corporation ARM—0.0%
67,527		2.215%, 7/1/2035	71,313
175,002		2.875%, 11/1/2035	185,335
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $241,364)	256,648
		GOVERNMENT AGENCIES—21.8%
		Federal Farm Credit System—1.0%
1,000,000		4.250%, 4/16/2018	1,072,943
2,000,000		5.050%, 8/1/2018	2,201,266
1,000,000		5.375%, 11/10/2020	1,170,302
1,000,000		5.550%, 8/1/2017	1,076,283
249,000		5.800%, 11/10/2021	302,359
		TOTAL	5,823,153
		Federal Home Loan Bank System—6.3%
10,000,000		0.625%, 5/30/2017	9,964,839
6,000,000	[1]	1.625%, 9/11/2020	5,963,942
1,000,000		2.125%, 6/10/2022	1,000,746
4,500,000		2.625%, 12/10/2021	4,658,293
10,000,000		3.625%, 3/12/2021	10,897,051
4,000,000		4.125%, 12/13/2019 - 3/13/2020	4,383,517

Principal Amount or Shares			Value
		GOVERNMENT AGENCIES—continued
		Federal Home Loan Bank System—continued
$1,500,000		4.250%, 3/9/2018	$1,605,474
		TOTAL	38,473,862
		Federal Home Loan Mortgage Corporation—3.8%
23,000,000		2.375%, 1/13/2022	23,407,557
70,000		6.750%, 9/15/2029	100,310
		TOTAL	23,507,867
		Federal National Mortgage Association—5.7%
2,500,000		0.875%, 12/20/2017	2,491,450
11,000,000		1.550%, 10/4/2019	10,973,646
6,000,000	[1]	1.625%, 1/21/2020	6,002,311
10,000,000		1.750%, 11/26/2019	10,066,326
5,000,000		2.625%, 9/6/2024	5,084,056
		TOTAL	34,617,789
		Tennessee Valley Authority Bonds—5.0%
2,000,000		5.250%, 9/15/2039	2,458,361
26,000,000		5.500%, 7/18/2017	27,889,872
		TOTAL	30,348,233
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $128,961,426)	132,770,904
		MORTGAGE-BACKED SECURITIES—2.7%
		Federal Home Loan Mortgage Corporation—0.1%
80,766		4.500%, 11/1/2018	83,859
223,712		5.500%, 11/1/2020	239,382
17,895		6.000%, 8/1/2017	18,487
17		6.500%, 12/1/2015	17
		TOTAL	341,745
		Federal National Mortgage Association—0.2%
285,540		5.000%, 10/1/2017 - 1/1/2035	308,156
295,717		5.500%, 2/1/2023 - 6/1/2025	323,468
439,300		6.000%, 2/1/2026 - 1/1/2037	499,505
		TOTAL	1,131,129
		Government National Mortgage Association—0.3%
855,444		4.000%, 5/15/2025	900,263
256,923		5.000%, 3/15/2023	274,631
405,266		5.500%, 2/15/2023 - 5/15/2038	446,409
161,773		6.000%, 1/20/2029 - 3/15/2032	185,826
52,884		6.500%, 10/15/2031	61,538
19,867		7.500%, 10/15/2026 - 10/15/2027	23,571
		TOTAL	1,892,238
		Government Agency—2.1%
12,808,330	[2,3]	FDIC Trust 2013-R1, Class A, 1.150%, 3/25/2033	12,621,044
289,729	[2,3]	FDIC Trust 2013-R2, Class A, 1.250%, 3/25/2033	278,581
		TOTAL	12,899,625
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $16,243,401)	16,264,737
		COMMERCIAL MORTGAGE-BACKED SECURITIES—31.9%
		Agency Commercial Mortgage-Backed Securities—31.9%
650,000		FNMA REMIC 2012-M13 A2, 2.377%, 5/25/2022	649,526
7,338,948		FHLMC REMIC KS02 A, 0.573%, 8/25/2023	7,338,817
2,856,277		FHLMC REMIC KF02 A1, 0.577%, 7/25/2020	2,857,905

Principal Amount or Shares		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
	Agency Commercial Mortgage-Backed Securities—continued
$2,000,000	FHLMC REMIC K003 A4, 5.053%, 1/25/2019	$2,194,170
7,589,275	FHLMC REMIC K010 A1, 3.320%, 7/25/2020	7,816,725
13,589,020	FHLMC REMIC K011 A1, 2.917%, 8/25/2020	14,013,703
12,333,066	FHLMC REMIC K014 A1, 2.788%, 10/25/2020	12,687,402
9,298,492	FHLMC REMIC K017 A1, 1.891%, 12/25/2020	9,392,252
3,581,130	FHLMC REMIC K029 A1, 2.839%, 10/25/2022	3,708,492
1,000,000	FHLMC REMIC K031 A2, 3.300%, 4/25/2023	1,051,744
8,078,000	FHLMC REMIC K050 A1, 2.802%, 1/25/2025	8,288,547
4,885,000	FHLMC REMIC K050 A2, 3.334%, 8/25/2025	5,082,443
19,028,860	FHLMC REMIC K702 A2, 3.154%, 2/25/2018	19,670,726
20,500,000	FHLMC REMIC K703 A2, 2.699%, 5/25/2018	21,035,452
5,800,364	FHLMC REMIC K714 A1, 2.075%, 12/25/2019	5,896,834
7,000,000	FHLMC REMIC KSMC A2, 2.615%, 1/25/2023	7,092,763
11,050,000	FHLMC REMIC K720 A1, 2.316%, 11/25/2021	11,182,424
6,500,000	FHLMC REMIC K720 A2, 2.716%, 6/25/2022	6,656,470
5,000,000	FHLMC REMIC K033 A2, 3.060%, 7/25/2023	5,173,705
7,386,842	FNMA REMIC 2010-M6 A1, 2.210%, 9/25/2020	7,470,867
15,895,391	FNMA REMIC 2011-M7 A2, 2.578%, 9/25/2018	16,202,050
9,006,746	FNMA REMIC 2012-M1 A1, 1.811%, 10/25/2021	9,061,860
5,795,966	FNMA REMIC 2013-M3 ASQ 2, 1.083%, 2/25/2016	5,794,588
4,000,000	FNMA REMIC 2015-M4 AV2, 2.509%, 7/25/2022	4,037,593
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $193,003,286)	194,357,058
	COLLATERALIZED MORTGAGE OBLIGATIONS—6.3%
	Federal Home Loan Mortgage Corporation—1.1%
93,884	REMIC 2411 FJ, 0.547%, 12/15/2029	93,806
320,720	REMIC 2458 FB, 1.197%, 1/15/2032	328,075
47,594	REMIC 2534 FI, 1.097%, 2/15/2032	48,513
27,770	REMIC 2555 B, 4.250%, 1/15/2018	28,479
3,446,094	REMIC 2601 DA, 4.000%, 4/15/2023	3,621,660
2,326,853	REMIC 3322 FB, 0.587%, 5/15/2037	2,331,635
	TOTAL	6,452,168
	Federal National Mortgage Association—1.0%
1,654	REMIC 1988-16 B, 9.500%, 6/25/2018	1,734
931	REMIC 1989-35 G, 9.500%, 7/25/2019	1,005
736,418	REMIC 1999-51 F, 0.697%, 9/17/2029	740,287
17,658	REMIC 2003-16 CB, 4.000%, 2/25/2033	18,045
408,108	REMIC 2006-58 FP, 0.521%, 7/25/2036	408,949
686,335	REMIC 2006-85 PF, 0.601%, 9/25/2036	692,003
800,353	REMIC 2007-46 FA, 0.591%, 5/25/2037	801,915
1,098,035	REMIC 2008-17 PA, 4.500%, 10/25/2037	1,144,340
2,073,869	REMIC 2009-14 PB, 3.500%, 3/25/2024	2,152,946
298,189	REMIC 370 F21, 0.521%, 6/25/2036	298,710
	TOTAL	6,259,934
	Government National Mortgage Association—4.2%
25,891,800	REMIC 2013-H16 FA, 0.735%, 7/20/2063	25,830,356
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $38,584,639)	38,542,458

Principal Amount or Shares			Value
		INVESTMENT COMPANY—5.1%
31,366,250	[4,5]	Federated Money Market Management, Institutional Shares, 0.20%[6] (IDENTIFIED COST $31,366,250)	$31,366,250
		REPURCHASE AGREEMENT—1.3%
$7,637,000		Interest in $200,000,000 joint repurchase agreement 0.12%, dated 11/30/2015 under which Bank of America, N.A. will repurchase a security provided as collateral for $200,000,667 on 12/1/2015. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Government Agency security maturing on 2/1/2045 and the market value of that underlying security was $204,000,680. (AT COST)	7,637,000
		TOTAL INVESTMENTS—104.8% (IDENTIFIED COST $628,185,025)[7]	639,295,075
		OTHER ASSETS AND LIABILITIES - NET—(4.8)%[8]	(29,049,096)
		TOTAL NET ASSETS—100%	$610,245,979
The average notional value of long and short futures contracts held by the Fund throughout the period was $2,338,172 and $2,278,617, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of November 30, 2015, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities on Loan	Market Value of Collateral
$30,683,201	$31,366,250
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2015, these restricted securities amounted to $12,899,625, which represented 2.1% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At November 30, 2015, these liquid restricted securities amounted to $12,899,625, which represented 2.1% of total net assets.
4	Affiliated holding.
5	All or a portion of this security is held as collateral for securities lending.
6	7-day net yield.
7	At November 30, 2015, the cost of investments for federal tax purposes was $628,185,025. The net unrealized appreciation of investments for federal tax purposes was $11,110,050. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $13,104,875 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,994,825.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Trust generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Trust cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Trust's valuation policies and procedures, the Trust uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Trust could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Trust determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Trust, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Trust normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Trust normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of November 30, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$—	$218,100,020	$—	$218,100,020
Adjustable Rate Mortgages	—	256,648	—	256,648
Government Agencies	—	132,770,904	—	132,770,904
Mortgage-Backed Securities	—	16,264,737	—	16,264,737
Commercial Mortgage-Backed Securities	—	194,357,058	—	194,357,058
Collateralized Mortgage Obligations	—	38,542,458	—	38,542,458
Investment Company	31,366,250	—	—	31,366,250
Repurchase Agreement	—	7,637,000	—	7,637,000
TOTAL SECURITIES	$31,366,250	$607,928,825	$—	$639,295,075
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FDIC	—Federal Deposit Insurance Corporation
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
REMIC	—Real Estate Mortgage Investment Conduit

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Total Return Government Bond Fund

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date January 25, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 25, 2016